SALES OF GOODS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales of goods
Sales of goods	¥ 2,825,613	¥ 2,300,470	¥ 1,880,190
Crude Oil
Sales of goods
Sales of goods	519,910	421,585	336,732
Gasoline
Sales of goods
Sales of goods	711,236	600,113	508,912
Diesel
Sales of goods
Sales of goods	594,008	503,406	447,126
Basic chemical feedstock [Member]
Sales of goods
Sales of goods	250,884	205,722	154,992
Kerosene [Member]
Sales of goods
Sales of goods	168,823	115,739	88,195
Synthetic resin [Member]
Sales of goods
Sales of goods	124,618	107,633	91,518
Natural Gas [Member]
Sales of goods
Sales of goods	43,205	34,277	39,464
Synthetic fiber monomers and polymers [Member]
Sales of goods
Sales of goods	77,572	61,998	38,054
Others [Member]
Sales of goods
Sales of goods	¥ 335,357	¥ 249,997	¥ 175,197